Post-employment benefits	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment benefits

11. Post-employment benefits

In accordance with the mandatory Swiss pension fund law, all employees of the Company participate in a retirement defined benefit plan. Swiss based pension plans are governed by the Swiss Federal Law on Occupational Retirement, Survivors’ and Disability Pension Plans (the “LPP”), which stipulates that pension plans are to be managed by independent, legally autonomous units. Under the terms of the pension plan, participants are insured against the financial consequences of old age, disability and death. The various insurance benefits are governed by regulations, with the LPP specifying the minimum benefits that are to be provided. The employer and employees pay contributions to the pension plan. In the event the pension plan’s statutory funding falls below a certain level, various measures can be taken to increase funding above such level, such as increasing the current contribution, lowering the interest rate on the retirement account balances or reducing the additional prospective benefits. The employer can also make additional restructuring contributions. Since the risks of death and disability are fully reinsured by an insurance group, the savings plan must be qualified as a defined benefit plan. As required by IAS 19 Employee Benefits, the projected unit credit method has been used in the calculation of present value of the benefit obligations and the related current service cost.

The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance.

In 2018, the pension fund changed the pension conversion rates, which has been considered as an amendment of the pension plan. In 2019, the contributions levels for certain employees was changed, which also has been considered as a plan amendment.

in USD ‘000	2019	2018
Change in defined benefit obligation
Defined benefit obligation at January 1,	(14,502)	(12,230)
Current service cost	(1,269)	(1,046)
Interest cost	(140)	(101)
Net benefits paid	(4,071)	(888)
Currency translation effects	(536)	137
Remeasurements:
Impact of plan amendment	527	172
Effect of changes in demographic assumptions	366	—
Effect of changes in financial assumptions	(3,037)	96
Effect in experience assumptions	(2,043)	(642)
Defined benefit obligation at December 31,	(24,705)	(14,502)

in USD ‘000	2019	2018
Change in plan assets
Fair value of plan assets at January 1,	10,955	9,131
Interest income	115	80
Employer contributions	622	479
Employee contributions	622	479
Net benefits paid	4,071	888
Currency translation effects	354	(104)
Remeasurements: return on plan assets (excluding interest income)	20	2
Fair value of plan assets at December 31,	16,759	10,955

	Year ended December 31,
in USD ‘000	2019	2018
Components of defined benefit cost
Current service cost	1,269	1,046
Interest expense on defined benefit obligation	140	101
Interest income on plan assets	(115)	(80)
Employee contributions	(622)	(479)
Impact of plan amendment	(527)	(172)
Total included in staff costs (note 16)	145	416

	Year ended December 31,
in USD ‘000	2019	2018
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	366	—
Effect of changes in financial assumptions	(3,037)	96
Effect in experience assumptions	(2,043)	(642)
Return on plan assets (excluding interest income)	20	2
Total remeasurements recognized as other comprehensive loss	(4,694)	(544)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	(8,819)	(4,125)

	As at December 31,
in USD ‘000	2019	2018
Amounts recognized in the statement of financial position
Defined benefit obligation	(24,705)	(14,502)
Fair value of plan assets	16,759	10,955
Net liability	(7,946)	(3,547)

in USD ‘000	2019	2018
Change in defined benefit liability
Net defined benefit liability at January 1,	(3,547)	(3,099)
Defined benefit cost included in statement of comprehensive loss	(145)	(416)
Total remeasurements included in other comprehensive loss	(4,694)	(544)
Employer contributions	622	479
Currency translation effects	(182)	33
Net defined benefit liability at December 31,	(7,946)	(3,547)

As of the date of preparation of these consolidated financial statements, the annual report for 2019 of the pension fund has not yet been issued, and therefore the detailed structures and assets held at December 31, 2019, are not currently available for presentation. The detailed structures and assets held at December 31, 2018, are as follows:

Plan assets	As at December 31, 2018
Cash	3.0%
Bonds	59.0%
Shares	12.9%
Real estate	17.1%
Mortgages	8.0%
Alternative investments	—
Total	100.0%

The principal actuarial assumptions used were as follows:

	2019	2018
Discount rate	0.20%	0.85%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2015 G	LPP 2015 G

Sensitivity analysis illustrates the sensitivity of the Group defined benefit obligation at December 31, 2019 by varying the discount rate and the salary increase rate by plus / minus 50 basis points:

in USD ‘000	Discount rate	Discount rate	Salary increase	Salary increase	Rate of pension increase	Rate of pension increase
Sensitivity analysis	plus 50bps	minus 50bps	plus 50bps	minus 50bps	plus 25bps	minus 25bps
Discount rate	0.70%	(0.30)%	0.20%	0.20%	0.20%	0.20%
Salary increase	1.00%	1.00%	1.50%	0.50%	1.00%	1.00%
Rate of pension increases	0.25%	0.25%	0.25%	0.25%	0.50%	0.00%
Defined benefit obligation	(22,399)	(27,416)	(24,754)	(24,658)	(25,426)	(24,022)

Average duration of the defined benefit obligation					2019	2018
Duration in years					20.2	18.9

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately USD 730,000.